Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
$1.00 Options 31-May-24 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	2,500,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	3.18%
Expected life of option (years)	1 year 6 months
Exercise price (cents)	$ 100
Grant date share price (cents)	$ 23.5
Vesting date	29-Nov-22
$1.50 Options 31-May-24 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	2,500,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	3.18%
Expected life of option (years)	1 year 6 months
Exercise price (cents)	$ 150
Grant date share price (cents)	$ 23.5
Vesting date	29-Nov-22
$0.612 Options 4-Aug-25 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (cents)	$ 61.2
Grant date share price (cents)	$ 22.5
Vesting date	4-Aug-22
$0.69 Options 4-Aug-25 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (cents)	$ 69
Grant date share price (cents)	$ 22.5
Vesting date	4-Aug-22
$0.765 Options 4-Aug-25 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number	3,000,000
Expected volatility (%)	90.00%
Risk-free interest rate (%)	2.86%
Expected life of option (years)	3 years
Exercise price (cents)	$ 76.5
Grant date share price (cents)	$ 22.5
Vesting date	4-Aug-22
$0.26 Options 01-Jul-25 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,399,999
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.12%
Expected life of option (years)		3 years 21 days
Exercise price (cents)		$ 26
Grant date share price (cents)		$ 35
Vesting date		30-Jun-22
$0.31 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,399,999
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.33%
Expected life of option (years)		4 years 21 days
Exercise price (cents)		$ 31
Grant date share price (cents)		$ 35
Vesting date		30-Jun-23
$0.35 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,400,002
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.33%
Expected life of option (years)		5 years 21 days
Exercise price (cents)		$ 35
Grant date share price (cents)		$ 35
Vesting date		30-Jun-24
$0.26 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,399,999
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.33%
Expected life of option (years)		4 years 21 days
Exercise price (cents)		$ 26
Grant date share price (cents)		$ 35
Vesting date		30-Jun-23
$0.31 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,399,999
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.33%
Expected life of option (years)		5 years 21 days
Exercise price (cents)		$ 31
Grant date share price (cents)		$ 35
Vesting date		30-Jun-24
$0.35 Options 01-Jul-28 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		1,400,002
Expected volatility (%)		80.00%
Risk-free interest rate (%)		3.33%
Expected life of option (years)		6 years 25 days
Exercise price (cents)		$ 35
Grant date share price (cents)		$ 35
Vesting date		30-Jun-25
$0.26 Options 01-Jul-25 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		533,333
Expected volatility (%)		80.00%
Risk-free interest rate (%)		2.71%
Expected life of option (years)		3 years 2 months 4 days
Exercise price (cents)		$ 26
Grant date share price (cents)		$ 41
Vesting date		01-Jul-22
$0.31 Options 01-Jul-26 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		533,333
Expected volatility (%)		80.00%
Risk-free interest rate (%)		2.90%
Expected life of option (years)		4 years 2 months 4 days
Exercise price (cents)		$ 31
Grant date share price (cents)		$ 41
Vesting date		01-Jul-23
$0.35 Options 01-Jul-27 [Member]
Share Based Payments (Details) - Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes [Line Items]
Number		533,334
Expected volatility (%)		80.00%
Risk-free interest rate (%)		2.90%
Expected life of option (years)		5 years 2 months 4 days
Exercise price (cents)		$ 35
Grant date share price (cents)		$ 41
Vesting date		01-Jul-24